Financial Instruments - Fair Value Hedges - Additional Information (Detail) - Fair value hedge de-designated in 2008 [member] - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments to borrowings de-designated in a fair value hedge relationship	£ 12	£ 15
Cash inflow from de-designation of derivatives previously held at fair value	62
Amortisation of fair value adjustments	£ 3	£ 3